Derivative Financial Instruments - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 NZD	Dec. 31, 2016 EUR (€)	Apr. 05, 2011
Interest Rate Swap
Derivative [Line Items]
Derivative, fixed interest rate		13.41%			13.41%	13.41%
Amount reclassified from accumulated other comprehensive income (loss) to Other, net		$ (217,000,000)	$ (397,000,000)	$ (531,000,000)
Derivative, notional amount		$ 4,500,000			NZD 6,500,000
Interest Rate Swap | BKBM rate
Derivative [Line Items]
Derivative, basis spread on variable rate		4.10%			4.10%	4.10%
Interest Rate Swap | Other current liabilities and accrued expenses
Derivative [Line Items]
Derivative liability, interest rate, fair value		$ 100,000	700,000
Interest Rate Swap | Prepaid expenses and other current assets
Derivative [Line Items]
Restricted cash pledged as collateral		1,000,000	1,800,000
Cross-currency swap
Derivative [Line Items]
Derivative, basis spread on variable rate							4.10%
Derivative, fixed interest rate							13.41%
Amount reclassified from accumulated other comprehensive income (loss) to Other, net		(500,000)	(900,000)	$ (1,205,000)
UNITED STATES | Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount		4,200,000			NZD 6,000,000
UNITED STATES | Interest Rate Swap | BKBM rate
Derivative [Line Items]
Derivative, basis spread on variable rate							5.51%
UNITED STATES | Interest Rate Swap | Other current liabilities and accrued expenses
Derivative [Line Items]
Derivative liability, interest rate, fair value		100,000	300,000
UNITED STATES | Interest Rate Swap | Minimum
Derivative [Line Items]
Derivative, fixed interest rate							4.10%
UNITED STATES | Interest Rate Swap | Maximum
Derivative [Line Items]
Derivative, fixed interest rate							9.61%
UNITED STATES | Subsequent Event | Interest Rate Swap
Derivative [Line Items]
Collateral balance returned upon termination of domestic interest rate swap	$ 1,000,000
2degrees | Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount | NZD					NZD 155,000,000
2degrees | Interest Rate Swap | Other current liabilities and accrued expenses
Derivative [Line Items]
Derivative liability, interest rate, fair value		$ 1,800,000	2,100,000
2degrees | Interest Rate Swap | Minimum
Derivative [Line Items]
Derivative, fixed interest rate		2.29%			2.29%	2.29%
2degrees | Interest Rate Swap | Maximum
Derivative [Line Items]
Derivative, fixed interest rate		4.765%			4.765%	4.765%
2degrees | Foreign Exchange Contract | Other current liabilities and accrued expenses
Derivative [Line Items]
Foreign currency contracts, liability, fair value disclosure			400,000
2degrees | Foreign Exchange Contract | Prepaid expenses and other current assets
Derivative [Line Items]
Foreign currency contracts, asset, fair value disclosure		$ 1,100,000
2degrees | Foreign Exchange Contract | Other, net
Derivative [Line Items]
Foreign exchange gain (loss) recognized in other, net		1,600,000	$ (1,200,000)
2degrees | Foreign Exchange Contract | Sell NZD
Derivative [Line Items]
Short-term forward exchange contracts to sell and buy currencies | NZD					NZD 36,900,000
2degrees | Foreign Exchange Contract | Buy Dollar
Derivative [Line Items]
Short-term forward exchange contracts to sell and buy currencies		$ 26,600,000
2degrees | Foreign Exchange Contract | Buy Euro
Derivative [Line Items]
Short-term forward exchange contracts to sell and buy currencies | €						€ 0.2